Note 7 - Risk Management - Financial Instruments Compensation - Financial Assets (Details) - EUR (€)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivatives [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	€ 37,302,000,000	€ 49,908,000,000	€ 49,333,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	2,388,000,000	16,480,000,000	11,584,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	34,914,000,000	33,428,000,000	37,749,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	25,973,000,000	25,024,000,000	27,106,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	8,210,000,000	7,790,000,000	7,442,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	731,000,000	613,000,000	3,202,000,000
Reverse Purchase Securities Borrowing And Similar Agreements [Member]
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	35,805,000,000	28,074,000,000	26,426,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	21,000,000	42,000,000	56,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	35,784,000,000	28,032,000,000	26,369,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	35,618,000,000	28,022,000,000	26,612,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	204,000,000	169,000,000	141,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	(39,000,000)	(159,000,000)	(384,000,000)
Total Member
Net Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position Abstract
Gross Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	73,107,000,000	77,982,000,000	75,759,000,000
Gross Financial Liabilities Set Off Against Financial Assets Subject To Off setting Enforceable Master Netting Arrangements Or Similar Agreements	2,409,000,000	16,522,000,000	11,641,000,000
Net Financial Assets Subject To Offsetting Enforceable Master Netting Arrangements Or Similar Agreements In Statement Of Financial Position	70,698,000,000	61,460,000,000	64,118,000,000
Amounts Subject To Enforceable Master Netting Arrangement Or Similar Agreement Not Set Off Against Financial Assets Abstract
Financial assets subject to enforceable master netting arrangement or similar agreement not set off against financial assets	61,591,000,000	53,046,000,000	53,717,000,000
Cash collateral receives subject to off setting enforceable master netting arrangements or similar agreements not set off against financial assets	8,415,000,000	7,959,000,000	7,583,000,000
Net assets subject to off setting enforceable master netting arrangements or similar agreements	€ 692,000,000	€ 454,000,000	€ 2,818,000,000